                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                         ---
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/03_______________

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: Second National Bank, Wealth Mgmt. Dept.______
Address: 105 High St, NE____________________________
         Warren, OH 44480-1311______________________
        ____________________________________________

Form 13F File Number: 28-10525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Esther J. Stroup_____________________________
Title: VP___________________________________________
Phone: 330-841-0968_________________________________

Signature, Place, and Date of Signing:

/s/ Esther J. Stroup   Warren, OH______________   1/28/04______
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-____________          _____________________________
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:        121

Form 13F Information Table Value Total:  $ 191,746
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     1______        28-10525                          Dave Tricomi_______

     [Repeat as necessary.]

     2______        28-10525                          David Potter_______

Investment Direction                                                                                        Voting Authority
                                                    Market    Shares/
Name Of Issuer                  Type     Cusip       Value       PV         Sole       Shared  Other    Sole       Shared   Other


Abbott Labs                     Equity   0028241   1,100,692   23,620      16,740       6,440    0      23,180        0      440
Air Prod & Chemical Inc         Equity   0091581     459,198    8,692       7,740           0    0       7,740        0      952

Alcoa CO Of America             Equity   0138171     707,104   18,608      14,780       1,630    0      16,410        0    2,198
                                Equity   0200021     375,909    8,738       1,800       1,854    0       3,654        0    5,084
Allstate Corp
Alltel Corp                     Equity   0200391   3,483,020   74,775      18,251      52,113    0      70,364        0    4,411

Altria Group Inc Com            Equity   02209S1     601,341   11,050       6,400       4,150    0      10,550        0      500
Ameren Corp                     Equity   0236081     307,970    6,695         515       6,180    0       6,695        0        0

American Elec Pwr Inc           Equity   0255371     277,397    9,092       2,312       6,705    0       9,017        0       75
American Express CO             Equity   0258161     975,162   20,219       4,439      13,200    0      17,639        0    2,580

American Intl Group             Equity   0268741   1,591,383   24,010      18,833       4,435    0      23,268        0      742

Amgen Corp                      Equity   0311621   1,558,220   25,218      17,970       5,900    0      23,870        0    1,348
Anheuser-Busch                  Equity   0352291   1,256,523   23,852      16,630       6,830    0      23,460        0      392

Anthem Inc                      Equity   03674B1     702,000    9,360       7,860       1,400    0       9,260        0      100
Aquila Inc Del New Com          Equity   03840p1      84,411   24,900       3,600      20,550    0      24,150        0      750

Automatic Data Processing Inc   Equity   0530151     936,935   23,654      18,070       5,300    0      23,370        0      284
                                Equity   0556221   2,849,173   57,734       4,332      34,374    0      56,676        0    1,058
ADR BP PLC - Sponsored ADR
Bank Of America Corp            Equity   0605051     930,897   11,574      11,211         110    0      11,321        0      253

Bank New York Inc               Equity   0640571   1,152,907   34,810      15,695      16,000    0      31,695        0    3,115
Bank One Corp Com               Equity   06423A1   3,506,281   76,909      34,030       7,216    0      60,560    6,116   10,233

Becton Dickinson & CO           Equity   0758871     473,521   11,510       8,680       2,700    0      11,380        0      130
Bellsouth Corp                  Equity   0798601   1,334,238   47,146      14,198      30,360    0      44,558        0    2,588

Bristol Myers Squibb CO         Equity   1101221   2,528,841   88,421      31,230      52,767    0      83,997        0    4,424

Centex Corp                     Equity   1523121     344,480    3,200       3,200           0    0       3,200        0        0
ChevronTexaco Corp Com          Equity   1667641   2,399,137   27,771      10,078      16,782    0      27,263        0      508

Cisco Systems Inc               Equity   17275R    1,712,504   70,677      39,920      20,560    0      60,220      260   10,197
Citigroup Inc                   Equity   1729671   2,051,689   42,268      15,267      22,577    0      37,844        0    4,424

Clorox CO                       Equity   1890541     252,512    5,200       5,200           0    0       5,200        0        0
                                Equity   1912161     246,544    4,858       3,558         200    0       3,758        0    1,100
Coca-Cola Company
Comcast Corp New Cl A           Equity   20030N      792,370   24,165      14,185       7,936    0      22,121        0    2,044

ConocoPhillips Com              Equity   20825C      636,029    9,700         140           0    0       9,700        0        0
Consolidated Edison Inc         Equity   2091151   1,738,507   40,421         432      39,143    0      39,575        0      846


Investment Direction                                                                                        Voting Authority
                                                    Market    Shares/
Name Of Issuer                  Type     Cusip       Value       PV         Sole       Shared  Other    Sole       Shared   Other


Corning Inc                     Equity   2193501      183,777   17,620        200       15,500   0      15,700        0    1,920
Danaher Corp                    Equity   2358511      646,838    7,050      6,950            0   0       6,950        0      100

Dell, Inc.                      Equity   24702R     1,225,455   36,064     24,720        9,400   0      34,120        0    1,944
                                Equity   25746U     6,870,789  107,642     11,121       95,721   0     107,035        0      607
Dominion Resources Inc
 VA New Com
Du Pont E I DE Nemours & CO     Equity   2635341      661,826   14,422      5,522        8,100   0      13,622        0      800

Duke Energy Corporation         Equity   2643991      789,452   38,604      1,350       36,454   0      37,804        0      800
EMC Corp                        Equity   2686481      210,596   16,300      1,700        6,600   0       8,300        0    8,000

Emerson Elec CO                 Equity   2910111    1,500,840   23,179     13,220        5,340   0      18,560        0    4,619
Entergy Corp New                Equity   29364G       297,076    5,200      5,200            0   0       5,200        0        0

Exxon Mobil Corp Com            Equity   30231G    10,238,602  249,722     81,987      130,823   0     235,202    4,000   10,520

FPL Group Inc                   Equity   3025711      705,987   10,792      2,792        7,600   0      10,392        0      400
Farmers National Bank Canfield  Equity   3096271      181,456   11,521     11,521            0   0      11,521        0        0

FNMA Common                     Equity   3135861    2,011,383   26,797     16,750        9,730   0      26,480        0      317
Federated International Equity
Cl A                            Equity   31420G       245,393   15,924      2,141       13,783   0      15,924        0        0

First Data Corp.                Equity   3199631     654,851    15,937      9,970        3,452   0      13,422        0    2,515
                                Equity   33610T1     612,656    31,370     29,710        1,160   0      30,870        0      500
First Place Financial Corp.
Firstenergy Corp Com            Equity   3379321     242,810     6,898      5,004        1,349   0       6,353        0      545

FleetBoston Financial Corp Com  Equity   3390301     214,191     4,907      4,857           50   0       4,907        0        0
General Electric Company        Equity   3696041   5,953,551   192,174     89,727       90,325   0     180,052        0   12,122

General Motors Corp             Equity   3704421     783,271    14,668      1,724       11,832   0      13,556        0    1,112
Gillette CO Del                 Equity   3757661     203,117     5,530      2,300        2,530   0       4,830        0      700

Guidant Corp                    Equity   4016981     460,951     7,657      7,410            0   0       7,410        0      247

Hard to Treat Diseases, Inc     Equity   41164A1         800    20,000          0            0   0           0        0   20,000
Hawk Corp                       Equity   4200891     439,460   120,400      2,100            0   0       2,100        0  118,300

H J Heinz                       Equity   4230741     231,913     6,366      2,641            0   0       2,641        0    3,725
Hewlett Packard Calif           Equity   4282361     360,744    15,705      7,336        6,156   0      13,492        0    2,213

Home Depot Inc.                 Equity   4370761     936,061    26,375     22,178        2,270   0      24,448        0    1,927
                                Equity   4461501     663,210    29,476     13,429       16,047   0      29,476        0        0
Huntington Bancshares Inc
Intel Corp                      Equity   4581401   1,600,769    49,946     30,340       15,720   0      44,140    1,920    3,886

Internatl Business Machines     Equity   4592001   3,907,945    42,166     15,815       24,200   0      36,415    3,600    2,151
J P Morgan Chase & CO Com       Equity   46625H    1,258,553    34,265      1,457       29,688   0      31,145        0    3,120

Investment Direction                                                                                        Voting Authority
                                                      Market     Shares/
Name Of Issuer                    Type     Cusip       Value       PV         Sole       Shared  Other    Sole       Shared   Other


Johnson And Johnson NJ            Equity   4781601   1,285,301   24,880      15,740       4,090    0      19,830        0    5,050
Johnson Ctls Inc                  Equity   4783661     574,097    4,944       1,000       3,944    0       4,944        0        0

Kimberly Clark Corp               Equity   4943681     269,096    4,554       1,800       1,055    0       2,855        0    1,699
                                  Equity   5324571   1,584,535   22,530       8,000      14,200    0      22,200        0      330
Eli Lilly And CO
Lockheed Martin Corp Com          Equity   5398301     369,052    7,180       7,070           0    0       7,070        0      110

Lowe's Company Inc.               Equity   5486611     316,277    5,710          50       5,560    0       5,610        0      100
Lucent Technologies Inc           Equity   5494631      83,135   29,273       4,045      10,052    0      14,097        0   15,176

MBNA Corporation Com              Equity   55262L1     347,875   13,999       8,099         750    0       8,849        0    5,150
Masco Corp                        Equity   5745991     527,643   19,250      17,650         600    0      18,250        0    1,000

McCormick                         Equity   5797802     456,617   15,170      13,650       1,420    0      15,070        0      100

Meadwestvaco Corp Com             Equity   5833341     258,587    8,692           0       7,220    0       7,220        0    1,472
Medtronic Inc                     Equity   5850551     301,382    6,200       2,300       1,100    0       3,400        0    2,800

Merck & CO Inc                    Equity   5893311   1,086,532   23,518       7,718       5,700    0      13,118      300   10,100
Microsoft Corp                    Equity   5949181   1,226,231   44,802      27,490       8,912    0      36,402        0    8,400

Middlefield Banc Corp             Equity   5963042     258,310    7,948           0       7,948    0       7,948        0        0
                                  Equity   6174464     312,498    5,400           0           0    0           0        0    5,400
Morgan Stanley Dean Witter & CO
Motorola Inc                      Equity   6200761     161,910   11,565       2,345       7,875    0      10,220        0    1,345

Mylan Laboratories Inc            Equity   6285301     227,340    9,000           0           0    0           0        0    9,000
National City Corp                Equity   6354051   1,826,651   53,820      12,150      40,498    0      52,648        0    1,172

National Fuel Gas                 Equity   6361801     586,193   23,985      20,720       2,970    0      23,690        0      295
Neuberger Berman Genesis          Equity   6412332   1,165,607   32,964           0           0    0           0        0   32,964

Norfolk Southern Corp             Equity   6558441     205,826    8,703       7,110           0    0       8,703        0        0

Oracle Corp                       Equity   68389X1     584,303   44,165      27,460      14,300    0      41,760        0    2,405
PNC Financial Corp                Equity   6934751   2,115,315   38,650         150      36,000    0      36,150        0    2,500

PPG Inds Inc PA                   Equity   6935061     275,286    4,300           0           0    0           0        0    4,300
PPL Corp Com                      Equity   69351T1     313,600    7,168       6,880           0    0       6,880        0      288

Panera Bread Company              Equity   69840W    1,054,433   26,681         445       3,300    0       3,745        0   22,936
                                  Equity   7134481     639,114   13,709      10,162       2,457    0      12,619        0    1,090
Pepsico Inc
Pfizer Inc                        Equity   7170811   4,688,609  132,709      75,249      27,000    0     102,249        0   30,460

Procter & Gamble CO               Equity   7427181     804,134    8,051       4,901       3,150    0       8,051        0        0
Progress Energy Inc Com           Equity   7432631     989,519   21,863       5,665      15,677    0      21,342        0      521

Investment Direction                                                                                        Voting Authority

                                                              Market      Shares/
Name Of Issuer                         Type     Cusip          Value        PV        Sole    Shared  Other  Sole    Shared   Other


Progress Energy Inc Contigent Value   Equity    743263A          3,292     11,350     1,200   10,000   0    11,200      0      150
SBC Communications Inc                Equity    78387G       2,352,374     90,233    25,904   55,055   0    80,959      0    9,274

Schering-Plough Corp                  Equity    8066051        386,928     22,250     8,350    8,100   0    16,450      0    5,800
                                      Equity    8068571        782,222     14,295     9,040    3,050   0    12,090      0    2,205
Schlumberger Ltd
Second Bancorp Inc                    Equity    8131141     23,002,464    871,305   127,070  639,012   0   763,082  3,000  105,223

Second Bancorp Cap Pfd                Preferred 81311X2        295,943     26,306       500   14,700   0    15,200      0   11,106
Sherwin Williams CO                   Equity    8243481        210,524      6,060     3,500        0   0     3,500      0    2,560

Simon Property Group                  Equity    8288061        762,756     16,460    12,260    4,100   0    16,360      0      100
Sky Finl Group Inc                    Equity    83080P1        388,944     14,994    14,101        0   0    14,994      0        0

Sprint Corp                           Equity    8520611      2,253,382    137,234    13,752  100,426   0   114,178      0   23,056

Sprint Corp Pcs                       Equity    8520615        363,389     64,660         0   52,982   0    52,982      0   11,678
Stoneridge Inc                        Equity    86183P1     41,876,806  2,782,512  2,407,09        0   0  2,407,09      0  375,414

Sun Microsystems                      Equity    8668101         71,073     15,900    14,200      900   0    15,100      0      800
Sysco Corp                            Equity    8718291        655,248     17,600    17,600        0   0    17,600      0        0

Templeton Foreign Fund Advisor Class  Equity    8801965        784,841     73,902         0        0   0         0      0   73,902
                                      Equity    88579Y         985,328     11,588     9,650      560   0    10,210      0    1,378
3M Co Com
Time Warner, Inc                      Equity    8873171        486,630     27,050    11,000    7,100   0    18,100      0    8,950

Tri-St 1st Bank Inc Ohio              Equity    8956651        409,859     22,458         0        0   0    14,540      0    7,918
US Bancorp Del Com New                Equity    9029733        700,515     23,523         0   23,523   0    23,523      0        0

United Technologies Corp              Equity    9130171        272,274      2,873     2,598       75   0     2,673      0      200
Valero Energy Corp Com Stk            Equity    91913Y         423,084      9,130     8,200      750   0     8,950      0      180

Verizon Communications Com St         Equity    92343V1      3,590,613    102,355    24,512   74,145   0    98,657      0    3,698

Wal Mart Stores Inc                   Equity    9311421      1,264,924     23,844    15,730    2,694   0    18,424      0    5,420
Walgreen CO                           Equity    9314221        532,967     14,650    13,420      480   0    13,900      0      750

Wells Fargo & Co Com                  Equity    9497461      1,051,128     17,849    10,775    6,240   0    17,015      0      834
Wyeth Com                             Equity    9830241        812,918     19,150     9,850    9,100   0    18,950      0      200

T-Bolts Acquisition, Inc Class B Non- Equity    U72044          70,000     35,000         0        0   0         0      0   35,000
                                      Equity    U96000         400,000        250         0      250   0       250      0        0
Masterpiece Painting Company

Investment Direction                                                                                        Voting Authority

                                                              Market      Shares/
Name Of Issuer                         Type     Cusip          Value        PV        Sole    Shared  Other  Sole    Shared   Other


                                                            191,746,652

                                                 * * * End Of Asset Report * * *

                      121       Assets Reported           10878   Assets On File
                                Of